UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:

Curian Variable Series Trust
7601 Technology Way
Denver, CO 80237

2.
The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  []

Series Name	Series ID	Class ID
Curian Guidance – Balanced Income Fund	S000035579	C000108990

Curian Guidance – Equity 100 Fund	S000037896	C000116992

Curian Guidance – Fixed Income 100 Fund	S000037897	C000116993

Curian Guidance – Institutional Alt 65 Fund	S000035592	C000109003

Curian Guidance – Institutional Alt 100 Fund	S000035593	C000109004

Curian Guidance – Maximum Growth Fund	S000035589	C000109000

Curian Guidance – Maximize Income Fund	S000035568	C000108979

Curian Guidance – Moderate Growth Fund	S000035588	C000108999

Curian Guidance – Rising Income Fund	S000035587	C000108998

Curian Guidance – Tactical Maximum Growth Fund	S000035591	C000109002

Curian Guidance – Tactical Moderate Growth Fund	S000035590	C000109001

Curian Dynamic Risk Advantage – Aggressive Fund	S000035573	C000108984

Curian Dynamic Risk Advantage – Diversified Fund	S000035572	C000108983

Curian Dynamic Risk Advantage – Income Fund	S000035574	C000108985

Curian Tactical Advantage 35 Fund	S000035569	C000108980

Curian Tactical Advantage 60 Fund	S000035570	C000108981

Curian Tactical Advantage 75 Fund	S000035571	C000108982

Curian/DFA U.S. Micro Cap Fund	S000037898	C000116994

Curian/American Funds Growth Fund	S000035575	C000108986

Curian/Epoch Global Shareholder Yield Fund	S000035577	C000108988

Curian/FAMCO Flex Core Covered Call Fund	S000035578	C000108989

Curian/Franklin Templeton Frontier Markets Fund	S000037899	C000116995

Curian/Franklin Templeton Natural Resources Fund	S000035580	C000108991

Curian/Neuberger Berman Currency Fund	S000037900	C000116996

Curian/Nicholas Convertible Arbitrage Fund	S000035582	C000108993

Curian/PIMCO Credit Income Fund	S000035583	C000108994

Curian/PineBridge Merger Arbitrage Fund	S000035584	C000108995

Curian/The Boston Company Equity Income Fund	S000035585	C000108996

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	S000035586	C000108997

Curian/Van Eck International Gold Fund	S000037901	C000116997

3.           Investment Company Act File Number:

811-22613

Securities Act File Number:

333-177369

4(a).           Last day of fiscal year for which this Form is filed:

December 31, 2012

4(b).           []           Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year.).  (See Instruction A.2)

4(c).           []           Check box if this is the last time the issuer will be filing this Form.

5.           Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $ 83,020,807

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:
$ 42,754,157

(iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:
$ 42,754,157

(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 40,266,650

(vi)	Redemption credits available for use in future years
$
-- if Item 5(i) is less than Items 5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See Instruction C.9):
x 0.00013640

(viii)	Registration fee due [multiply Item 5(v) by item 5(vii)] (enter “0” if no fee is due):
=$ 5,492

6.           Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
+$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ 5,492

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: March 15, 2013

Method of Delivery:
[X] Wire Transfer
[] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Daniel W. Koors
Daniel W. Koors
Treasurer and Chief Financial Officer
Date:	March 19, 2013

*Please print the name and title of the signing officer below the signature.